Capital Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of capital lease undiscounted minimum future lease payments
The aggregate undiscounted minimum future lease payments are presented below:

December 31, 2018
($ in millions)
2019	$10
2020	10
2021	10
Total minimum lease payments	30
Less imputed interest	(3)
Present value of minimum lease payments	27
Less current maturities	(10)
Present value of minimum lease payment, less current maturities	$17